Consolidated Income Statements - EUR (€) € in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Profit (loss) [abstract]
Net sales	€ 21,209	€ 20,187	€ 43,070
Other revenues	1,289	1,358	3,374
Cost of sales	(6,849)	(6,347)	(14,236)
Gross profit	15,649	15,198	32,208
Research and development expenses	(3,423)	(3,193)	(6,728)
Selling and general expenses	(5,260)	(5,182)	(10,692)
Other operating income	617	617	1,292
Other operating expenses	(2,010)	(1,422)	(3,516)
Amortization of intangible assets	(1,061)	(1,035)	(2,172)
Impairment of intangible assets	371	(15)	(896)
Fair value remeasurement of contingent consideration	(66)	(26)	(93)
Restructuring costs and similar items	(1,331)	(547)	(1,490)
Other gains and losses, and litigation	(442)	(73)	(38)
Operating income	3,044	4,322	7,875
Financial expenses	(586)	(370)	(1,313)
Financial income	281	286	591
Income before tax and investments accounted for using the equity method	2,739	4,238	7,153
Income tax expense	(463)	(730)	(1,602)
Share of profit/(loss) from investments accounted for using the equity method	(13)	(52)	(115)
Net income	2,263	3,456	5,436
Net income attributable to non-controlling interests	17	26	36
Net income attributable to equity holders of Sanofi	€ 2,246	€ 3,430	€ 5,400
Average number of shares outstanding (in shares)	1,249.4	1,249.9	1,251.7
Average number of shares after dilution (in shares)	1,253.8	1,254.5	1,256.4
Basic earnings per share (in euros per share)	€ 1.80	€ 2.74	€ 4.31
Diluted earnings per share (in euros per share)	€ 1.79	€ 2.73	€ 4.30